CONSOLIDATED BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
Business Segments
Detailed information on each business segment for the years ended December 31, 2017, 2016 and 2015 is disclosed below:

Year ended December 31, 2017
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues from sales (1)	4,559,739	6,875,241	735,839	75,845	-	12,246,664
Intersegment revenues	150,388	-	-	-	(150,388)	-
Cost of sales	(1,845,551)	(4,428,764)	(353,676)	(45,714)	150,388	(6,523,317)
Administrative expenses	(316,627)	(59,249)	(22,984)	(4,135)	-	(402,995)
Selling expenses	(260,313)	(163,746)	(66,306)	(9,544)	-	(499,909)
Other operating (expenses) / income	(126,027)	27,253	(5,758)	155	-	(104,377)
Operating profit	2,161,609	2,250,735	287,115	16,607	-	4,716,066
Depreciation of property, plant and equipment	(245,600)	(20,170)	(92,650)	-	-	(358,420)

(1)	Revenues from sales from Production and Commercialization of Liquids segment includes Ps. 235,459 of Government subsidies.

Identifiable assets	8,284,454	3,911,169	1,410,054	61,223	-	13,666,900
Identifiable liabilities	5,991,730	1,217,863	1,120,469	17,198	-	8,347,260

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications		Total
External market	-	2,676,792	-	-	-	2,676,792
Local market	4,559,739	4,198,449	735,839	75,845	-	9,569,872

Year ended December 31, 2016
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales (1)	2,087,191	4,768,326	485,855	60,800	-	7,402,172
Intersegment revenues	71,079	-	-	-	(71,079)	-
Cost of sales	(1,068,714)	(3,218,936)	(187,815)	(31,529)	71,079	(4,435,915)
Administrative expenses	(264,821)	(32,535)	(14,734)	(3,289)	-	(315,379)
Selling expenses	(121,189)	(180,499)	(44,286)	(7,540)	-	(353,514)
Other operating (expenses) / income	(44,678)	(19,147)	(1,261)	(457)	-	(65,543)
Operating profit	658,868	1,317,209	237,759	17,985	-	2,231,821
Depreciation of property, plant and equipment	(238,844)	(16,693)	(31,261)	-	-	(286,798)

(1)	Revenues from sales from Production and Commercialization of Liquids segment includes Ps. 183,870 of National Government subsidies.

Identifiable assets	6,454,526	1,184,593	1,235,079	57,134	-	8,931,332
Identifiable liabilities	4,209,833	1,214,944	968,527	11,650	-	6,404,954

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications		Total
External market	-	1,437,902	-	-	-	1,437,902
Local market	2,087,191	3,330,424	485,855	60,800	-	5,964,270

Year ended December 31, 2015
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales (1)	1,013,998	2,907,770	260,600	44,201	-	4,226,569
Intersegment revenues	21,435	-	-	-	(21,435)	-
Cost of sales	(779,923)	(1,869,397)	(108,617)	(23,403)	21,435	(2,759,905)
Administrative expenses	(172,667)	(16,512)	(9,985)	(2,472)	-	(201,636)
Selling expenses	(48,082)	(155,747)	(32,889)	(4,612)	-	(241,330)
Other operating (expenses) / income	(332,997)	(2,663)	191	18	-	(335,451)
Operating profit	(298,236)	863,451	109,300	13,732	-	688,247
Depreciation of property, plant and equipment	(194,659)	(49,651)	(17,083)	-	-	(261,393)

(1)	Revenues from sales from Production and Commercialization of Liquids segment includes Ps. 126,929 of Government subsidies.

Identifiable assets	5,032,799	1,237,732	310,441	65,605	-	6,646,577
Identifiable liabilities	4,095,216	625,023	196,031	34,873	-	4,951,143

External and Local Market Information
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications		Total
External market	-	967,340	-	-	-	967,340
Local market	1,013,998	1,940,430	260,600	44,201	-	3,259,229